Consolidated Statements Of Shareholders' Equity (USD $)	Total	Class A Shares	Additional Paid-In Capital	Accumulated Comprehensive Loss	Retained Earnings / (Accumulated Deficit)
Balance at Dec. 31, 2009	$ 456,265,818	$ 5,119	$ 408,665,080	$ 0	$ 47,595,619
Shares issued, beginning balance at Dec. 31, 2009		5,118,899
Issuance of Class A common shares, net of issuance costs	11,037,362	311	11,037,051
Issuance of Class A common shares, net of issuance costs (number of shares)		310,570
Issuance of non-vested Class A common share awards	0	158	(158)
Issuance of non-vested Class A common share awards (number of shares)		158,400
Cancellation of non-vested Class A common share awards	0	(1)	1
Cancellation of non-vested Class A common share awards (number of shares)		(843)
Share based compensation	10,687,663		10,687,663
Dividends paid ($2 per share in 2010 and $0.5 per share in 2011)	(10,414,456)				(10,414,456)
Net Income / (Loss)	22,895,280				22,895,280
Other comprehensive loss	0
Balance at Dec. 31, 2010	490,471,667	5,587	430,389,637	0	60,076,443
Shares issued, ending balance at Dec. 31, 2010		5,587,026
Issuance of Class A common shares, net of issuance costs	12,140,396	395	12,140,001
Issuance of Class A common shares, net of issuance costs (number of shares)		395,260
Issuance of non-vested Class A common share awards	0	108	(108)
Issuance of non-vested Class A common share awards (number of shares)		108,000
Cancellation of non-vested Class A common share awards (number of shares)		(460)
Share based compensation	5,089,042		5,089,042
Dividends paid ($2 per share in 2010 and $0.5 per share in 2011)	(2,978,199)				(2,978,199)
Net Income / (Loss)	(283,498,759)				(283,498,759)
Other comprehensive loss	0
Balance at Dec. 31, 2011	221,224,147	6,090	447,618,572	0	(226,400,515)
Shares issued, ending balance at Dec. 31, 2011		6,089,826
Issuance of Class A common shares, net of issuance costs	9,943,893	4,912	9,938,981
Issuance of Class A common shares, net of issuance costs (number of shares)		4,911,761
Cancellation of non-vested Class A common share awards	0	(1)	1
Cancellation of non-vested Class A common share awards (number of shares)		(184)
Share based compensation	2,536,702		2,536,702
Net Income / (Loss)	(17,557,125)				(17,557,125)
Other comprehensive loss	(627,104)			(627,104)
Balance at Dec. 31, 2012	$ 215,520,513	$ 11,001	$ 460,094,256	$ (627,104)	$ (243,957,640)
Shares issued, ending balance at Dec. 31, 2012		11,001,403